LONG TERM INVESTMENTS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Investment amount	$ 160,000
Equity investments without readily determinable fair value	$ 160,000
Fresh First Inc [Member]
Investment amount, percentage	13.67%